SCHWAB CAPITAL TRUST

Laudus International MarketMasters Fund™

Supplement dated November 17, 2017, to the Prospectus and Statement of Additional Information (SAI) dated June 19, 2017, as supplemented October 2, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Stephanie G. Braming of William Blair Investment Management, LLC no longer serves as portfolio manager for the Laudus International MarketMasters Fund (the “Fund”). All references to Stephanie G. Braming in the Fund’s Prospectus and SAI are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG100143-00) (11/17)

00203086